Impairment of Assets	9 Months Ended
Sep. 30, 2012
Asset Impairment Charges [Abstract]
Asset Impairment Charges [Text Block]

Impairments are made up as follows:

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Continental Africa

Write-off of vehicles and mining equipment at Obuasi	2	2

South Africa

Impairment of abandoned shaft pillar development at TauTona	-	9
Write-off of mining assets at Savuka	-	3

	2	14